Related-Party Transactions (Schedule of Amounts Payable to (Receivables from) Related Parties) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Federal income taxes (receivable) payable	$ (20)		$ 18
Federal income taxes (receivable) payable		$ (4)
Texas margin tax payable	21	27
Net payable (receivable)	1	23	45
Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable		27	27
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes (receivable) payable	(16)		14
Federal income taxes (receivable) payable		(3)
Texas margin tax payable	21	27
Net payable (receivable)	5	24	41
Sempra Texas Holdings [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable		27	27
Texas Transmission [Member]
Related Party Transaction [Line Items]
Federal income taxes (receivable) payable	(4)		4
Federal income taxes (receivable) payable		(1)
Net payable (receivable)	$ (4)	$ (1)	$ 4